SCHEDULE OF FOREIGN EXCHANGE CURRENCY TRANSLATION (Details) - South Korean [Member]	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Exchange rate	1,294.46	1,294.46	1,302.31	1,212.99
Average exchange rate	1,320.54	1,316.52	1,309.20	1,167.39